UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2015

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
8/31/15 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
CIFG — CIFG Assurance North America, Inc.
COP — Certificates of Participation
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.5%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.0%)

Territory of GU, Rev. Bonds (Section 30), Ser. A, 5 5/8s, 12/1/29	BBB+	$3,850,000	$4,329,826

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,098,110

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B+	500,000	550,510

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	2,100,000	2,328,501

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5 1/2s, 10/1/40	BBB	1,300,000	1,436,682
5s, 10/1/34	BBB	700,000	753,046

			10,496,675
Mississippi (1.0%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.)
Ser. E, 0.01s, 12/1/30	VMIG1	5,000,000	5,000,000
Ser. F, 0.01s, 12/1/30	VMIG1	5,500,000	5,500,000

			10,500,000
New York (92.6%)

Albany, Cap. Resource Corp. Rev. Bonds
(St. Peter's Hosp.), U.S. Govt. Coll., 6 1/4s, 11/15/38 (Prerefunded 11/15/20)	A3	4,110,000	5,115,594
(Albany College of Pharmacy), 5s, 12/1/33	BBB	325,000	360,224
(Albany College of Pharmacy), 5s, 12/1/32	BBB	495,000	550,292
(Albany College of Pharmacy), 5s, 12/1/30	BBB	250,000	280,225

Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27 (Prerefunded 11/15/17)	A3	1,000,000	1,104,370
(St. Peters Hosp.), Ser. A, U.S. Govt. Coll., 5 1/4s, 11/15/32 (Prerefunded 11/15/17)	A3	2,100,000	2,307,732
(St. Peter's Hosp.), Ser. A, U.S. Govt. Coll., 5 1/4s, 11/15/27 (Prerefunded 11/15/17)	A3	3,000,000	3,296,760
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	3,000,000	3,113,970

Battery Park, Rev. Bonds, Ser. A, 5s, 11/1/30	Aaa	5,235,000	6,128,143

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	2,000,000	2,314,160

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, U.S. Govt. Coll., 6 7/8s, 7/1/40 (Prerefunded 7/1/18)	AAA/P	715,000	832,911

Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Catholic Hlth. Syst. Oblig. Group), 5 1/4s, 7/1/35	Baa1	1,000,000	1,115,330
(Orchard Park), 5s, 11/15/37(FWC)	BBB-/F	4,470,000	4,684,247
(Orchard Park), 5s, 11/15/30(FWC)	BBB-/F	500,000	534,555

Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds (Toll Bridge Syst.)
5s, 1/1/25	A+	400,000	479,416
5s, 1/1/24	A+	250,000	297,960

Build NY City Resource Corp. Rev. Bonds
5s, 7/1/40	A+	3,175,000	3,515,074
(Queens College), Ser. A, 5s, 6/1/38	Aa2	2,850,000	3,206,051
(Pratt Paper, LLC), 5s, 1/1/35	B+/P	1,750,000	1,852,865
(South Bronx Charter School for Intl. Cultures), Ser. A, 5s, 4/15/33	BB+	2,000,000	2,008,700
(Bronx Charter School for Excellence), 5s, 4/1/33	BBB-	500,000	528,040
(YMCA of Greater NY), 5s, 8/1/32	A-	1,740,000	1,902,290

Canton, Cap. Resource Corp., Student Hsg. Fac. Rev. Bonds (Grasse River - SUNY Canton), Ser. A, AGM, 5s, 5/1/40	AA	1,000,000	1,107,460

Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk Pwr.), 5 7/8s, 4/1/42	Baa3	4,000,000	4,224,200

Dutchess Cnty., Local Dev. Corp. Rev. Bonds (Anderson Ctr. Svcs., Inc.), 6s, 10/1/30	BB+	3,815,000	3,944,329

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM, U.S. Govt. Coll.
5 3/4s, 5/1/28 (Prerefunded 5/1/18)	Aa2	5,000,000	5,646,050
5 3/4s, 5/1/25 (Prerefunded 5/1/18)	Aa2	10,330,000	11,664,739

Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21	Baa2	1,065,000	1,069,015

Geneva, Dev. Corp. Rev. Bonds (Hobart & William Smith Colleges)
5 1/4s, 9/1/44	A	2,000,000	2,248,160
5s, 9/1/32	A	2,000,000	2,234,640

Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5 3/4s, 7/1/39	BBB	2,500,000	2,742,000
(Adelphi U.), Ser. B, 5 1/4s, 2/1/39	A	1,500,000	1,627,380
(Molloy College), 5s, 7/1/44	BBB	2,300,000	2,427,466
(Adelphi U.), Ser. B, 5s, 2/1/34	A	3,000,000	3,240,630
(Hofstra U.), 5s, 7/1/28	A	650,000	727,864

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A
5 3/4s, 2/15/47	A2	3,100,000	3,535,674
AMBAC, 5s, 2/15/47	A2	2,500,000	2,599,700

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5 1/2s, 10/1/37	A3	4,010,000	4,820,221

Long Island, Pwr. Auth. Rev. Bonds, Ser. B, 5s, 9/1/25	A-	1,000,000	1,140,910

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 6s, 5/1/33	A-	3,500,000	4,009,110
Ser. C, CIFG, 5 1/4s, 9/1/29	A-	3,835,000	4,591,492
Ser. A, 5s, 9/1/44	A-	3,500,000	3,839,815
Ser. A, 5s, 9/1/39	A-	8,800,000	9,696,808
Ser. C, 5s, 9/1/35	A-	2,380,000	2,458,802
AGM, zero %, 6/1/28	AA	2,510,000	1,647,715

Metro. Trans. Auth. Rev. Bonds
Ser. C, 5s, 11/15/41	AA-	6,000,000	6,624,360
Ser. D, 5s, 11/15/38	AA-	4,070,000	4,538,579
Ser. A, 5s, 11/15/37	AA-	15,000,000	16,074,150
Ser. D, 5s, 11/15/29	AA-	6,000,000	6,918,480
Ser. D-1, 5s, 11/1/28	AA-	2,500,000	2,889,650
Ser. A, NATL, 5s, 11/15/26	AA-	5,000,000	5,438,650
Ser. A, 5s, 11/15/22	AA-	5,000,000	5,272,550

Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5 1/2s, 11/15/39	AA	9,000,000	10,159,650
Ser. B, NATL, 5s, 11/15/25	AA	2,600,000	2,741,726

Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans. Fac.), Ser. O, 5 1/2s, 7/1/17 (Escrowed to maturity)	AA+	15,000,000	15,924,000

Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Highland Hosp. Rochester), 5s, 8/1/25	A2	495,000	496,510

Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), Ser. A, 5s, 12/1/37	A-	2,000,000	2,146,700
(U. of Rochester), Ser. A, 5s, 7/1/33	Aa3	1,000,000	1,154,360
(U. of Rochester), Ser. B, 5s, 7/1/33	Aa3	2,795,000	3,176,042
(Rochester Gen. Hosp.), Ser. A, 5s, 12/1/32	A-	1,250,000	1,364,825
(U. of Rochester), Ser. B, 5s, 7/1/32	Aa3	3,040,000	3,465,813
(St. John Fisher College), Ser. A, 5s, 6/1/29	BBB+	800,000	881,448

Nassau Cnty., G.O. Bonds, Ser. A, AGM, 5s, 4/1/30	AA	8,680,000	9,767,430

Nassau Cnty., Econ. Assistance Corp. Rev. Bonds (South Nassau Cmntys. Hosp.), 5s, 7/1/27	A3	1,255,000	1,414,649

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Cmntys. Hosp.), 5s, 7/1/37	A3	2,050,000	2,204,283
(Winthrop U. Hosp. Assn.), 5s, 7/1/37	Baa2	1,000,000	1,065,950
(Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5s, 7/1/33	Baa1	1,355,000	1,476,964
(Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5s, 7/1/32	Baa1	1,500,000	1,638,555

Nassau Cnty., Swr. & Storm Wtr. Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/23	AAA	2,000,000	2,430,480

Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5 1/4s, 6/1/26	B-	5,640,000	5,564,593

New Rochelle, Corp. Local Dev. Rev. Bonds (Iona College), Ser. A, 5s, 7/1/40	Baa2	350,000	377,601

New York, G.O. Bonds
Ser. 1-I, 5s, 3/1/36	Aa2	5,000,000	5,637,050
Ser. F-1, 5s, 6/1/24	Aa2	10,000,000	12,022,000
Ser. C, AGM, U.S. Govt. Coll., 5s, 1/1/23 (Prerefunded 1/1/17)	Aa2	10,000,000	10,583,700

Niagara Area Dev. Corp. Rev. Bonds (Niagara U.), Ser. A
5s, 5/1/42	BBB+	1,000,000	1,059,120
5s, 5/1/35	BBB+	1,670,000	1,807,291
5s, 5/1/30	BBB+	2,230,000	2,447,938

Niagara Falls, Rev. Bonds, Ser. A, BAM, 4s, 10/1/44	AA	500,000	508,760

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5 1/4s, 11/1/42	Ba2	2,450,000	2,502,479

Niagara, Frontier Trans. Auth. Rev. Bonds
(Buffalo Niagara Intl. Arpt.), Ser. A, 5s, 4/1/28	Baa1	2,560,000	2,796,723
(Buffalo Niagara Intl. Arpt.), Ser. A, 5s, 4/1/27	Baa1	875,000	961,975
5s, 4/1/24	Baa1	2,000,000	2,253,740

NY City, G.O. Bonds
Ser. F-1, 5s, 3/1/37	Aa2	2,000,000	2,231,140
Ser. A-1, 5s, 8/1/32	Aa2	5,000,000	5,668,100
Ser. F, 5s, 8/1/25	Aa2	5,000,000	5,829,500

NY City, City Transitional Fin. Auth. Rev. Bonds (Bldg. Aid Fiscal 2008), Ser. S-1
5s, 1/15/29	Aa2	5,000,000	5,444,400
5s, 1/15/25	Aa2	3,000,000	3,280,680

NY City, City Transitional Fin. Auth. VRDN (NYC Recovery), Ser. 3, 0.01s, 11/1/22	VMIG1	10,785,000	10,785,000

NY City, Cultural Resource Rev. Bonds
(Wildlife Conservation Society), 5s, 8/1/33	Aa3	2,500,000	2,849,725
(Museum of Modern Art), Ser. 1A, 5s, 4/1/31	Aa2	3,500,000	3,888,290

NY City, Hsg. Dev. Corp. Rev. Bonds
(Multi-Fam. Hsg.), Ser. A-1-A, 5.45s, 11/1/46	AA+	2,670,000	2,732,104
(Multi-Fam. Hsg.), Ser. H-2-A, 5.35s, 5/1/41	AA+	1,200,000	1,226,088
(Multi-Fam. Hsg.), Ser. H-2-A, 5.2s, 11/1/35	AA+	1,675,000	1,706,373
Ser. H-2-A, 4.4s, 5/1/31	AA+	4,000,000	4,138,560

NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AA	1,000,000	1,178,700
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Ba1	3,500,000	3,625,580

NY City, Indl. Dev. Agcy. Arpt. Facs. Rev. Bonds (Sr. Trips), Ser. A, 5s, 7/1/28	BBB	1,500,000	1,597,995

NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,567,545

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB	2,050,000	2,060,968

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5 1/4s, 6/15/40	AA+	10,000,000	11,271,700
(Second Generation Resolution), Ser. GG-1, 5 1/4s, 6/15/32	AA+	6,000,000	6,852,960
5s, 6/15/46	AA+	2,500,000	2,787,700
Ser. GG, 5s, 6/15/43	AA+	4,760,000	5,253,802
(2nd Gen. Resolution), Ser. HH, 5s, 6/15/39	AA+	9,000,000	10,261,890
Ser. AA, 5s, 6/15/34	AA+	5,000,000	5,651,750
(Wtr. & Swr. Syst.), Ser. A, 4 3/4s, 6/15/30	AAA	5,815,000	6,166,342

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. F-1, 5s, 5/1/39	AAA	7,500,000	8,462,025
Ser. A-1, 5s, 11/1/38	AAA	2,500,000	2,824,700
(Future Tax), Ser. D-1, 5s, 11/1/32	AAA	5,000,000	5,752,650
Ser. B-1, 5s, 11/1/30	AAA	3,000,000	3,471,870

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5s, 7/15/40	Aa2	4,550,000	5,121,844
Ser. S-1, 5s, 7/15/37	Aa2	7,500,000	8,439,225
Ser. S-1, NATL, 5s, 7/15/31	Aa2	10,500,000	11,062,695
Ser. S-5, 5s, 1/15/30	Aa2	3,375,000	3,746,048

NY City, Trust for Cultural Resources Rev. Bonds
(Wildlife Conservation Society), Ser. A, 5s, 8/1/42	Aa3	1,915,000	2,128,714
(Wildlife Conservation Society), Ser. A, 5s, 8/1/38	Aa3	1,250,000	1,396,863
(Whitney Museum of American Art), 5s, 7/1/31	A	2,000,000	2,211,080

NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5 3/4s, 6/1/43	Baa2	5,000,000	5,071,650

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3	1,300,000	1,302,119

NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s, 6/1/38	BB	7,250,000	6,555,668

NY Liberty Dev. Corp. Rev. Bonds (Bank of America Tower), Ser. CL1, 5 5/8s, 1/15/46	AA+	2,000,000	2,264,040

NY State Convention Ctr. Dev. Corp. Rev. Bonds (Hotel Unit Fee), 5s, 11/15/45	Aa3	3,000,000	3,336,780

NY State Dorm. Auth. Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 6s, 7/1/40	A3	1,500,000	1,740,570
(State U. Edl. Fac.), Ser. A, AGM, 5 7/8s, 5/15/17	Aa2	8,950,000	9,476,081
(Brooklyn Law School), 5 3/4s, 7/1/33	Baa1	1,000,000	1,104,800
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa2	6,330,000	6,872,291
(Skidmore College), Ser. A, 5 1/2s, 7/1/41	A1	3,000,000	3,396,420
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	10,967,805
(North Shore Long Island Jewish Group), Ser. A, U.S. Govt. Coll., 5 1/2s, 5/1/37 (Prerefunded 5/1/19)	A3	11,500,000	13,306,190
(Fordham U.), Ser. A, 5 1/2s, 7/1/36	A2	1,800,000	2,102,796
(North Shore Long Island Jewish Group), Ser. E, 5 1/2s, 5/1/33	A3	2,000,000	2,235,360
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	4,389,245
(St. Joseph College), 5 1/4s, 7/1/35	Ba1	2,000,000	2,083,680
(Manhattan Marymount), 5 1/4s, 7/1/29	Baa2	2,000,000	2,213,380
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s, 7/1/19	A1	4,300,000	4,926,940
(Highland Hosp. Rochester), 5.2s, 7/1/32	A2	1,000,000	1,115,290
(Mount Sinai School of Medicine), FNMA Coll., FHL Banks Coll., 5 1/8s, 7/1/39 (Prerefunded 7/1/19)	A3	15,000,000	17,183,850
(Siena College), 5 1/8s, 7/1/39	Baa1	3,000,000	3,240,060
(School Dist. Fin. Program), Ser. C, AGO, 5 1/8s, 10/1/36	AA	3,380,000	3,801,486
Ser. A, 5s, 3/15/44	AAA	2,500,000	2,821,750
(St. Francis College), 5s, 10/1/40	A-	3,000,000	3,211,920
(L I Jewish), Ser. A, U.S. Govt. Coll., 5s, 11/1/34 (Prerefunded 11/1/16)	A3	1,800,000	1,898,406
(St. Francis College), 5s, 10/1/32	A-	2,360,000	2,593,546
(School Dist. Fin. Program), Ser. C, AGO, 5s, 10/1/31	AA	2,000,000	2,258,080
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	A3	4,000,000	4,150,200

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	7,500,000	8,208,900
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24 (Prerefunded 7/1/17)	A3	2,855,000	3,039,690
(Teachers College), 5s, 7/1/42	A1	3,000,000	3,235,140
(Memorial Sloan-Kettering Cancer Ctr.), 5s, 7/1/36	Aa3	1,125,000	1,242,833
(Memorial Sloan-Kettering Ctr.), Ser. A1, 5s, 7/1/36	Aa3	5,690,000	6,140,591
(Teachers College), 5s, 7/1/34	A1	2,750,000	3,031,820
(U. of Rochester), Ser. A-1, U.S. Govt. Coll., FHL Banks Coll., 5s, 7/1/32 (Prerefunded 1/1/17)	Aa3	5,000,000	5,298,050
(Teachers College), Ser. A, 5s, 7/1/31	A1	1,750,000	1,954,260
(The New School), 5s, 7/1/31	A3	5,000,000	5,544,950
(Brooklyn Law School), Ser. A, 5s, 7/1/29	Baa1	1,000,000	1,082,140
(NYU), Ser. B, FHLMC Coll., FNMA Coll., FHL Banks Coll., 5s, 7/1/29 (Prerefunded 7/1/18)	Aa3	5,000,000	5,571,050
(Brooklyn Law School), Ser. A, 5s, 7/1/27	Baa1	1,000,000	1,096,080
(U. of Rochester), Ser. A-1, U.S. Govt. Coll., FHL Banks Coll., 5s, 7/1/27 (Prerefunded 1/1/17)	Aa3	1,900,000	2,013,259
(Brooklyn Law School), Ser. A, 5s, 7/1/26	Baa1	1,000,000	1,103,770
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/26 (Prerefunded 7/1/17)	A3	1,000,000	1,078,710
(Teachers College), Ser. A, 5s, 7/1/26	A1	1,000,000	1,161,440
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/22 (Prerefunded 7/1/17)	A3	1,000,000	1,078,710

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds
(Culinary Inst. of America), 5 1/2s, 7/1/33	Baa2	735,000	819,407
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5s, 5/1/43	A3	2,500,000	2,744,825
(Rochester Inst. of Tech.), 5s, 7/1/38	A1	2,000,000	2,226,940
(St. John's U.), Ser. A, 5s, 7/1/37	A3	1,400,000	1,577,016
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5s, 5/1/37	A3	3,000,000	3,321,930
(NY U.), Ser. A, 5s, 7/1/35	Aa3	2,000,000	2,295,980
(Culinary Inst. of America), 5s, 7/1/34	Baa2	350,000	376,996
(Pratt Institute), Ser. A, 5s, 7/1/34	A3	1,000,000	1,117,050
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5s, 5/1/33	A3	5,000,000	5,597,000
(NY U. Hosp. Ctr.), 5s, 7/1/31	A3	1,320,000	1,481,977
(NY U. Hosp. Ctr.), 5s, 7/1/30	A3	1,000,000	1,131,680

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	5,000,000	5,730,450
Ser. C, 5s, 3/15/41	AAA	10,000,000	11,147,500
Ser. A, 5s, 3/15/28	AAA	10,000,000	11,247,800
Ser. A, 5s, 3/15/28	AAA	3,325,000	3,630,601

NY State Dorm. Auth. State Supported Debt Rev. Bonds (City U.), Ser. B, 5s, 7/1/26	AA	5,000,000	5,562,150

NY State Dorm. Auth. Supported Debt Rev. Bonds (State U. of NY), Ser. A
5s, 7/1/42	Aa2	2,000,000	2,249,160
5s, 7/1/41	Aa2	5,250,000	5,825,138

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A2	12,400,000	12,441,540

NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5s, 6/15/34	Aaa	10,000,000	11,274,500
(State Clean Wtr. & Drinking Revolving Fund), Ser. A, 5s, 6/15/29	Aaa	2,500,000	2,754,175
(United Wtr. New Rochelle), Ser. A, 4 7/8s, 9/1/40	A-	5,000,000	5,343,250

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3 3/4s, 12/1/44	B1	2,000,000	1,993,560

NY State Env. Fac. Corp. State Clean Wtr. & Drinking Rev. Bonds, Ser. C, U.S. Govt. Coll., 5s, 10/15/35 (Prerefunded 10/15/16)	Aaa	5,000,000	5,265,800

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.)
Ser. A, 5s, 11/1/42	Aa2	4,660,000	4,888,480
Ser. B, 4.85s, 11/1/41	Aa2	2,600,000	2,698,670

NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5s, 3/15/44	Baa2	1,000,000	1,058,160
(7 World Trade Ctr.), Ser. 2, 5s, 9/15/43	A2	4,000,000	4,377,000
(1 WTC Port Auth. Construction), 5s, 12/15/41	Aa3	7,500,000	8,334,675
(7 World Trade Center II, LLC), 5s, 9/15/40	Aaa	4,815,000	5,394,582
(4 World Trade Ctr.), 5s, 11/15/31	A+	2,500,000	2,807,925

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.), Class 1, 5s, 11/15/44	BB-/P	2,500,000	2,507,125

NY State Mtge. Agcy. Rev. Bonds, Ser. 189, 3.85s, 10/1/34	Aa1	2,920,000	2,912,116

NY State Pwr. Auth. Rev. Bonds, Ser. A, 5s, 11/15/38	Aa1	2,000,000	2,241,500

NY State Thruway Auth. Rev. Bonds
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/28	AA	3,000,000	3,340,530
Ser. H, NATL, 5s, 1/1/28	AA-	1,235,000	1,340,605
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/27	AA	4,000,000	4,460,480
(Second Generation Hwy. & Bridge Trust Fund), Ser. A, FHLMC Coll., FHL Banks Coll., 5s, 4/1/25 (Prerefunded 4/1/17)	AA	4,000,000	4,279,880
5s, 1/1/24	A2	1,250,000	1,488,763

NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5 5/8s, 1/1/28	AA	9,500,000	10,823,730
(Clarkson Ctr.), 5 1/2s, 1/1/20	Aa2	1,685,000	1,838,841
Ser. B-1, 5s, 3/15/36	AAA	9,000,000	10,017,540
(State Personal Income Tax), Ser. A-1, 5s, 3/15/30	AAA	2,000,000	2,307,240
Ser. A-1, 5s, 12/15/28	AAA	5,000,000	5,633,950
Ser. B, 5s, 1/1/27	AA	7,000,000	7,747,600

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB-/P	1,000,000	1,000,750

Onodaga Cnty., Trust For Cultural Resources Rev. Bonds (Syracuse U.)
5s, 12/1/36	Aa3	2,000,000	2,265,080
5s, 12/1/31	Aa3	2,000,000	2,305,940

Onondaga Cnty., Resource Recvy. Agcy. Rev. Bonds, Ser. A, AGM, 5s, 5/1/29	AA	3,120,000	3,444,137

Onondaga, Civic Dev. Corp. Rev. Bonds
(Le Moyne College), 5 3/8s, 7/1/40	Baa2	3,900,000	4,186,182
(Jewish Home of Central NY Oblig. Group), 5 1/4s, 3/1/31	B/P	2,035,000	1,831,134
(St. Joseph's Hosp. Hlth. Ctr.), 5 1/8s, 7/1/31	Ba2	2,315,000	2,427,393
(St. Joseph's Hosp. Hlth. Ctr.), 5s, 7/1/42	Ba2	1,000,000	1,033,210
(Le Moyne College), 5s, 7/1/32	Baa2	1,635,000	1,753,963

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	3,500,000	4,061,120

Port Auth. of NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	1,800,000	1,800,180
5 3/8s, 3/1/28	Aa3	1,000,000	1,207,960
Ser. 186, 5s, 10/15/44	Aa3	8,000,000	8,727,120
Ser. 185th, 5s, 9/1/30	Aa3	2,000,000	2,266,060
NATL, 4 3/4s, 10/15/28	Aa3	7,000,000	7,373,450

Rensselaer, City School Dist. COP, SGI
5s, 6/1/21	A-/P	2,010,000	2,052,170
5s, 6/1/20	A-/P	1,150,000	1,174,817
5s, 6/1/19	A-/P	1,345,000	1,373,823
5s, 6/1/18	A-/P	1,180,000	1,205,995

Rockland Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/24	AA	1,600,000	1,873,696

Sales Tax Asset Receivable Corp. Rev. Bonds (Fiscal 2015), Ser. A, 5s, 10/15/31	AAA	2,250,000	2,647,755

Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Saratoga Hosp.), Ser. B
5 1/4s, 12/1/32	A-	1,500,000	1,611,915
5 1/8s, 12/1/27	A-	1,000,000	1,081,310

Schenectady Cnty., Cap. Resource Corp. Rev. Bonds (Union College), 5s, 7/1/32	A1	3,430,000	3,830,350

Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (NY Chiropractic College), 5s, 10/1/27	BBB	1,995,000	2,106,560

Southold, Local Dev. Corp. Rev. Bonds (Peconic Landing at Southold, Inc.), 5s, 12/1/45	BBB-/F	2,250,000	2,330,708

St. Lawrence Cnty., Indl. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5 1/4s, 9/1/33	A3	1,050,000	1,166,865

St. Lawrence Cnty., Indl. Dev. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5s, 9/1/41	A3	1,750,000	1,875,055

Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds (Peconic Landing Southold), 6s, 12/1/40	BBB-/F	1,225,000	1,339,783

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BBB-/P	1,715,000	1,715,806

Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's Ferry)
5s, 11/1/15	BBB-	975,000	979,651
4 5/8s, 11/1/16	BBB-	1,000,000	1,026,110

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U. )
Ser. A-2, 0.01s, 12/1/37	VMIG1	7,535,000	7,535,000
Ser. A-1, 0.01s, 7/1/37	VMIG1	3,165,000	3,165,000

Tobacco Settlement Rev. Bonds, Ser. 1, 5s, 6/1/34	B	3,500,000	3,182,235

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5s, 6/1/22	AA	1,500,000	1,609,170

Tompkins Cnty., Dev. Corp. Rev. Bonds
(Ithaca College), AGM, 5 3/8s, 7/1/41	A2	1,000,000	1,090,360
(Kendal at Ithaca, Inc.), 5s, 7/1/44	BBB	2,800,000	2,917,460

Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. A, 5s, 11/15/44	Aa3	2,340,000	2,623,561
Ser. A, 5s, 11/15/39	Aa3	3,500,000	3,952,270
Ser. C, 5s, 11/15/29	Aa3	2,500,000	2,791,475
(Gen. Cabs), Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,079,402
Ser. A, zero %, 11/15/30	A1	7,000,000	4,003,440

Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer Polytechnic), Ser. A, 5 1/8s, 9/1/40	A3	3,000,000	3,357,120

Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2, 6 1/8s, 11/1/37	Baa1	3,385,000	3,854,161

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds
(Pace U.), Ser. A, 5 1/2s, 5/1/42	BB+	2,750,000	3,023,928
(Guiding Eyes for the Blind), 5 3/8s, 8/1/24	A-	780,000	788,658

Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, 5 1/8s, 6/1/38	BBB	5,060,000	5,060,000

Western Nassau Cnty., Wtr. Auth. Rev. Bonds, Ser. A, 5s, 4/1/40	A1	2,150,000	2,399,336

Yonkers, G.O. Bonds, Ser. E, AGM, 5s, 9/1/23(FWC)	AA	3,135,000	3,661,461

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	2,000,000	2,000,700
(Sarah Lawrence College), Ser. A, 6s, 6/1/41	BBB	2,500,000	2,787,088

			962,351,955
Puerto Rico (2.0%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
(Asset Backed Bonds), 5 5/8s, 5/15/43	Ba2	1,750,000	1,745,380
5 1/2s, 5/15/39	BBB-	3,750,000	3,783,413

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, NATL, 5 1/2s, 7/1/20	AA-	365,000	369,511
Ser. AA, NATL, U.S. Govt. Coll., 5 1/2s, 7/1/20 (Escrowed to maturity)	Ca	635,000	755,790
Ser. AA, NATL, 5 1/2s, 7/1/19	AA-	540,000	551,588
Ser. AA, NATL, U.S. Govt. Coll., 5 1/2s, 7/1/19 (Escrowed to maturity)	Ca	2,460,000	2,852,542
Ser. AA-2, 5.3s, 7/1/35	CCC-	750,000	511,920
Ser. AA, 5s, 7/1/35	CCC-	2,105,000	1,415,760

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 1/2s, 8/1/37	CCC-	1,050,000	406,875
Ser. A, 5 3/8s, 8/1/39	CCC-	2,240,000	862,400
Ser. C, 5 3/8s, 8/1/36	CCC-	2,240,000	862,400
Ser. C, 5 1/4s, 8/1/41	CCC-	3,325,000	1,271,813
Ser. C, 5 1/4s, 8/1/40	Caa3	2,250,000	1,423,125
Ser. A, AMBAC, zero %, 8/1/47	Caa3	23,500,000	2,604,975
Ser. A, NATL, zero %, 8/1/43	AA-	8,000,000	1,414,960

			20,832,452
Texas (1.0%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.01s, 12/1/24	A-1+	9,930,000	9,930,000

			9,930,000
Virgin Islands (0.9%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	3,000,000	3,333,180
Ser. A-1, 5s, 10/1/39	Baa2	3,325,000	3,516,786
Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,224,880

			9,074,846

Total municipal bonds and notes (cost $965,847,414)			$1,023,185,928

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A(F)(NON)		600	$1,487,628

Total Unitized trust (cost $1,816,443)			$1,487,628

TOTAL INVESTMENTS

Total investments (cost $967,663,857)(b)			$1,024,673,556

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2014 through August 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,038,701,171.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $968,297,964, resulting in gross unrealized appreciation and depreciation of $65,446,342 and $9,070,750, respectively, or net unrealized appreciation of $56,375,592.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	14.5%
	Tax bonds	12.9
	Utilities	12.5
	Prerefunded	11.6
	Transportation	11.2

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,023,185,928	$—
Unitized trust	—	—	1,487,628

Totals by level	$—	$1,023,185,928	$1,487,628

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2015